Common Stock and Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2010 Long-Term Incentive Plan [Member]	Sep. 17, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2010 Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock granted under the 2010 plan				5,800,000
Restricted stock units, granted					349,651
Restricted shares to selected key personnel	1,558,347	1,457,039
Compensation expense related to the performance units	$ 7.2	$ 5.9	$ 5.5			$ 0.5	$ 2.1	$ 2.7
Total fair value of the shares vested	7.2	6.9	4.1
Weighted-average grant-date fair value of shares granted	$ 5.37	$ 5.61	$ 4.54
Non-vested restricted stock awards and restricted stock units	2,393,897	2,813,409
Total unrecognized compensation cost of unamortized non-vested stock awards	$ 6.8
Weighted-average vesting period	20 months 3 days
Performance units under 2010 Long Term Incentive Plan	1,558,347					38,429	44,500
Performance units forfeited	505,626					3,955	2,424
Nominal value						$ 100.00
Performance at the maximum level	3 years
Performance period-Awards percentage	200.00%
Common stock shares reserved for issuance	7,657,479	8,669,723
Stock option outstanding or exercisable	0	0
Treasury stock shares	1,411,371	1,709,963